Document and Entity Information	Dec. 17, 2024
Prospectus:
Document Type	497
Document Period End Date	Dec. 17, 2024
Entity Registrant Name	WEBs ETF Trust
Entity Central Index Key	0001580843
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 17, 2024
Document Effective Date	Dec. 17, 2024
Prospectus Date	Dec. 17, 2024
WEBs Defined Volatility SPY ETF | WEBs Defined Volatility SPY ETF
Prospectus:
Trading Symbol	DVSP